UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: July 31, 2017
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND III
--------------------------------------------------------------------------------

      First Trust Horizon Managed Volatility Domestic ETF (HUSV)

      First Trust Horizon Managed Volatility Developed
      International ETF (HDMV)


----------------------------
       Annual Report
       For the Period
      August 24, 2016
(Commencement of Operations)
   through July 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 ANNUAL REPORT
                                 JULY 31, 2017
Shareholder Letter. .........................................................  1
Fund Performance Overview
   First Trust Horizon Managed Volatility Domestic ETF (HUSV)................  2
   First Trust Horizon Managed Volatility Developed International ETF
      (HDMV).................................................................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Commentary.........................................................  7
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust Horizon Managed Volatility Domestic ETF (HUSV)................ 11
   First Trust Horizon Managed Volatility Developed International ETF
      (HDMV)................................................................. 13
Statements of Assets and Liabilities......................................... 16
Statements of Operations..................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 21
Report of Independent Registered Public Accounting Firm...................... 28
Additional Information....................................................... 29
Board of Trustees and Officers............................................... 32
Privacy Policy............................................................... 34

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of each Fund, you may obtain an understanding of how the market environment affected each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED FUND III - HORIZON FUNDS
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the period from August 24, 2016 (the Horizon Funds' inception) through July 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

The past year has seen the election of Donald Trump as the 45th President of the U.S. and the continued U.S. bull market. In the first seven months of 2017, the S&P 500(R) Index closed its trading sessions at all-time highs 29 times. The NASDAQ Composite Index, as of July 31, 2017, closed its trading sessions at all-time highs 44 times this year.

The current bull market (measuring from March 9, 2009 through July 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments. This is why we advocate maintaining a long-term perspective, as we have done since our inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded Fund III - Horizon Funds. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)

The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (8/24/16)
                                                                 to 7/31/17

FUND PERFORMANCE
NAV                                                                 11.51%
Market Price                                                        11.61%

INDEX PERFORMANCE
S&P 500(R) Index                                                    15.70%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on Page 6.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                 LONG-TERM
SECTOR ALLOCATION                              INVESTMENTS
----------------------------------------------------------
Industrials                                       19.2%
Financials                                        18.7
Consumer Staples                                  14.9
Information Technology                            13.1
Utilities                                         13.1
Health Care                                       10.1
Consumer Discretionary                             6.2
Materials                                          1.7
Telecommunication Services                         1.2
Real Estate                                        1.0
Energy                                             0.8
                                                 ------
   Total                                         100.0%
                                                 ======


----------------------------------------------------------
                                                % OF TOTAL
                                                 LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Coca-Cola (The) Co.                                3.6%
Waste Management, Inc.                             3.3
PepsiCo, Inc.                                      3.2
Fiserv, Inc.                                       3.0
United Technologies Corp.                          3.0
Travelers (The) Cos., Inc.                         2.6
3M Co.                                             2.6
Honeywell International, Inc.                      2.5
Republic Services, Inc.                            2.3
Procter & Gamble (The) Co.                         2.2
                                                 ------
   Total                                          28.3%
                                                 ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 24, 2016 - JULY 31, 2017

             First Trust Horizon Managed            S&P 500(R)
               Volatility Domestic ETF                Index
8/24/16               $10,000                        $10,000
1/31/17                10,201                         10,565
7/31/17                11,151                         11,570

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 7/31/17         125              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 7/31/17         108              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility. The term "developed market companies" means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (8/24/16)
                                                                 to 7/31/17

FUND PERFORMANCE
NAV                                                                 12.68%
Market Price                                                        13.04%

INDEX PERFORMANCE
MSCI EAFE Index                                                     16.10%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on Page 6.)

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                 LONG-TERM
SECTOR ALLOCATION                              INVESTMENTS
----------------------------------------------------------
Financials                                        21.9%
Industrials                                       21.4
Consumer Staples                                  12.5
Real Estate                                       11.4
Consumer Discretionary                             6.9
Utilities                                          6.8
Health Care                                        6.6
Telecommunication Services                         6.3
Materials                                          2.6
Information Technology                             1.9
Energy                                             1.7
                                                 ------
   Total                                         100.0%
                                                 ======


----------------------------------------------------------
                                                % OF TOTAL
                                                 LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Singapore Telecommunications Ltd.                  1.6%
MAN SE                                             1.6
Singapore Exchange Ltd.                            1.6
CapitaLand Mall Trust                              1.6
RELX PLC                                           1.4
CLP Holdings Ltd.                                  1.4
Swisscom AG                                        1.4
RELX N.V.                                          1.3
Hong Kong & China Gas Co., Ltd.                    1.2
Muenchener Rueckversicherungs-Gesellschaft
   AG in Muenchen                                  1.2
                                                 ------
   Total                                          14.3%
                                                 ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 24, 2016 - JULY 31, 2017

            First Trust Horizon Managed Volatility         MSCI EAFE
                  Developed International ETF                Index
8/24/16                    $10,000                          $10,000
1/31/17                      9,629                           10,203
7/31/17                     11,268                           11,610

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 7/31/17         128              99              1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 7/31/17           6               0              0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 ANNUAL REPORT
                           JULY 31, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds.

                                  SUB-ADVISOR

Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Funds:

MICHAEL DICKSON, PHD, PORTFOLIO MANAGER OF HORIZON
SCOTT LADNER, PORTFOLIO MANAGER OF HORIZON
STEVEN CLARK, PHD, PORTFOLIO MANAGER OF HORIZON

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since 2016.

                                   COMMENTARY

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)

MARKET RECAP

From the Fund's inception date on August 24, 2016 through the end of the Fund's fiscal period on July 31, 2017, the S&P 500(R) Index gained 15.70%. Over this time period, low volatility as a factor trailed the S&P 500(R) Index, as the S&P 500(R) Low Volatility Index gained 9.72%.

With the U.S. presidential election on November 8, 2016, speculation of policy reforms and the timing of these changes was likely one of the largest headlines affecting the market's views on the business risk of investment opportunities.

The Federal Reserve (the "Fed") also raised its target rate three times over the Fund's fiscal year, once in each of the months of December, March, and June. The U.S. 10 year yield increased by 73 basis points according to the USGG10YR Index from Bloomberg L.P. Horizon believes that this rise in rates contributed, in part, to the strong performance of financial stocks over the period.

PERFORMANCE ANALYSIS

From the Fund's inception date on August 24, 2016 through the end of the Fund's fiscal period on July 31, 2017, financial stocks posted the largest gains of the S&P 500 sectors, with the S&P 500(R) Financials Index up 31.02%, followed by the S&P 500(R) Information Technology Index up 27.04% over this same time period. Energy stocks posted the worst returns, with the S&P 500 Energy Index down 2.68%, followed by the S&P 500(R) Telecom Services Index down 1.69%. Of the eleven S&P 500 GICS sectors, only energy and telecom posted negative returns over the Fund's fiscal year reporting period.

With the Fed raising interest rates three times over the reporting period, Horizon believes these activities contributed to the volatility of rate sensitive sectors such as financials, utilities, and real estate. As the Fed continues to monitor the U.S. economy and U.S. rates climb higher, Horizon expects interest rate sensitivity to be less of a factor contributing to day to day price fluctuations.

Realized volatility (as measured by the annualized standard deviation of daily returns from Bloomberg L.P.) of the S&P 500(R) Index during the fiscal year was 8.2, compared to the realized volatility of the S&P 500(R) Low Volatility Index of 8.1. Horizon believes these numbers were a reflection of extremely low realized volatility during the period, in part due to how similar the realized volatility of the S&P 500(R) Index was to the S&P 500(R) Low Volatility Index. These numbers were unusually low as the three years prior to July 31, 2017, the S&P 500(R) Index realized volatility was 12.9 compared to the S&P 500(R) Low Volatility Index of 11.1.

During the period, among all relevant sectors, stocks in the consumer staples sector realized the lowest levels of volatility while stocks in the energy sector realized the highest levels of volatility.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 ANNUAL REPORT
                           JULY 31, 2017 (UNAUDITED)

On a net asset value ("NAV") basis for the fiscal period ended July 31, 2017, the Fund provided a total return of 11.51%, including the reinvestment of dividends. The S&P 500(R) Index returned 15.70% and the S&P 500(R) Low Volatility Index returned 9.72% over this same time period.

The Fund's NAV total return of 11.51% underperformed the S&P 500(R) Index by 4.19% but outperformed the S&P 500(R) Low Volatility Index by 1.79%.

Due to the defensive nature of low volatility investing, low volatility stocks in general are expected to trail the broad market in strong bull markets, but outperform in flat or declining markets.

Stocks selected within the technology, financial and consumer discretionary sectors provided the three largest excess returns relative to the S&P 500(R) Index, while stocks selected within the materials, energy and real estate sectors provided the three smallest excess returns relative to the S&P 500(R) Index.

Stocks selected within the cyclical sectors of financials, industrials, and consumer discretionary provided the largest contribution to total return, while stocks selected within the typically defensive sectors of utilities and consumer staples only marginally contributed to positive excess returns.

Positions that contributed the most to the Fund's total return were McDonald's Corp., a Consumer Discretionary company with an average weight of 1.98% and Allstate Corp., an insurance company that is part of the Financials sector with an average weight of 2.22%. Positions that detracted the most from the Fund's total return were Medtronic PLC, a Healthcare company with an average weight of 0.45% and General Mills Inc., a Consumer Staples company with an average weight of 0.4%.

MARKET AND FUND OUTLOOK

During time periods of extremely low realized volatility, Horizon believes it is important to continue to be more responsive to current market conditions when picking stocks to create a portfolio of expected lower volatility stocks. Due to the current volatility environment, Horizon expects risk to remain low in the near term, but to eventually rise in the long term due to the mean reverting properties of realized volatility.

The Fund continues to use a quantitative and rules-based investment process to mitigate volatility through enhanced security selection of targeted exposure to stocks that Horizon estimates will have forecasted future low volatility. Horizon also continues to use an active management approach when managing the Fund that provides the flexibility to limit sector concentration and business risk, without being limited to static rebalance requirements.

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

MARKET RECAP

From the Fund's inception date on August 24, 2016 through the end of the Fund's fiscal period on July 31, 2017, the MSCI EAFE Index gained 16.10%. Over this time period, low volatility as a factor trailed the MSCI EAFE Index, as the MSCI EAFE Minimum Volatility Index gained 8.19%.

Within the European region, the French presidential election on May 7, 2017, was likely the most newsworthy event within the period. Throughout the election, the eventual winner Emmanuel Macron was seen as one of the most politically friendly towards the current structure of the European Union and his win likely contributed to the strong performance of the Eurozone region over the period.

Additionally, the euro rallied hard against the U.S. dollar from its lows around the end of 2016 all the way through the end of the Fund's fiscal period. Horizon believes this relative strength in the euro was driven at least in part, by improving economic prospects in the region. All else equal, a rising euro relative to the U.S. dollar provided positive return for U.S. investors converting euro denominated stock investments from euros to U.S. dollars over the period.

PERFORMANCE ANALYSIS

Of the broad regions within the MSCI EAFE developed market universe, European stocks posted the largest gains, with the MSCI EMU Index up 23.37%. Japanese stocks and UK stocks posted some of the worst gains, with the MSCI Japan Net Total Return Index up 12.75% and the MSCI UK Net Total Return Index up 10.73%. The developed market regions of Singapore, Sweden, Hong Kong, Australia and Switzerland all also saw double digit gains for the time period.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 ANNUAL REPORT
                           JULY 31, 2017 (UNAUDITED)

Realized volatility (as measured by the annualized standard deviation of daily returns from Bloomberg L.P.) of the MSCI EAFE Index during the period was 8.7, compared to the realized volatility of the MSCI EAFE Minimum Volatility Index of
8.9. Horizon believes the numbers were a reflection of the extremely low realized volatility during the period, in part due to how similar the realized volatility of the MSCI EAFE Index was to the MSCI EAFE Minimum Volatility Index.

Of the major regions and countries of the investable universe of the Fund, Hong Kong stocks realized the lowest levels of volatility, while Australian stocks realized the highest levels of volatility over the Fund's fiscal year. This resulted in Hong Kong stocks having a much larger average weight of 13.1% in the Fund compared to Australian stocks with an average weight of 5.6% in the Fund.

On a net asset value ("NAV") basis for the fiscal period ended July 31, 2017, the Fund provided a total return of 12.68%, including the reinvestment of dividends. The MSCI EAFE Index returned 16.10% and the MSCI EAFE Minimum Volatility Index returned 8.19% over this same time period.

The Fund's NAV total return of 12.68% underperformed the MSCI EAFE Index by 3.42%, but outperformed the MSCI EAFE Minimum Volatility Index by 4.49%.

Stocks selected within the countries and regions of the Eurozone, Switzerland and Singapore provided the largest contribution to total return, while stocks selected within the countries and regions of Norway, Australia and New Zealand provided the smallest contributions to total return.

Positions that contributed to the Fund's total return were McDonald's Holdings Co. Japan, a Consumer Discretionary company in Japan with an average weight of 0.54%, and Hang Seng Bank Ltd., a Financials company in Hong Kong with an average weight of 1.42%. Positions that detracted the most from the Fund's total return were Singapore Press Holdings Ltd., a Consumer Discretionary company in Singapore with an average weight of 1.02%, and Societe BIC SA, an Industrials company in France with an average weight of 0.55%.

MARKET AND FUND OUTLOOK

Horizon expects risk to remain low in the near term, but to eventually rise in the long term due to the mean reverting properties of realized volatility.

The Fund continues to use a quantitative and rules-based investment process to mitigate volatility through enhanced security selection of targeted exposure to stocks that Horizon estimates will have forecasted future low volatility. Horizon also continues to use an active management approach when managing the Fund that provides the flexibility to limit sector concentration and business risk, without being limited to static rebalance requirements.

FIRST TRUST EXCHANGE-TRADED FUND III
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Horizon Managed Volatility Domestic ETF or First Trust Horizon Managed Volatility Developed International ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 FEBRUARY 1, 2017      JULY 31, 2017      IN THE PERIOD        PERIOD (A)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
Actual                                              $1,000.00           $1,093.10             0.70%                $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32             0.70%                $3.51

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)
Actual                                              $1,000.00           $1,170.20             0.80%                $4.30
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%                $4.01

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2017 through July 31, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
COMMON STOCKS -- 98.9%
               AEROSPACE & DEFENSE -- 7.1%
        3,031  Lockheed Martin Corp.                $     885,446
        3,879  Northrop Grumman Corp.                   1,020,682
        3,822  Raytheon Co.                               656,505
       15,739  United Technologies Corp.                1,866,173
                                                    -------------
                                                        4,428,806
                                                    -------------
               BEVERAGES -- 6.8%
       48,942  Coca-Cola (The) Co.                      2,243,501
       17,332  PepsiCo, Inc.                            2,021,085
                                                    -------------
                                                        4,264,586
                                                    -------------
               BIOTECHNOLOGY -- 1.0%
        9,375  AbbVie, Inc.                               655,406
                                                    -------------
               CAPITAL MARKETS -- 1.3%
       11,122  Nasdaq, Inc.                               827,143
                                                    -------------
               CHEMICALS -- 1.7%
        7,975  Ecolab, Inc.                             1,050,068
                                                    -------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 5.6%
       22,439  Republic Services, Inc.                  1,441,032
       27,445  Waste Management, Inc.                   2,062,492
                                                    -------------
                                                        3,503,524
                                                    -------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 1.4%
        4,883  Berkshire Hathaway, Inc., Class B (a)      854,379
                                                    -------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.2%
       19,964  AT&T, Inc.                                 778,596
                                                    -------------
               ELECTRIC UTILITIES -- 8.5%
        7,358  Alliant Energy Corp.                       298,220
        8,110  American Electric Power Co., Inc.          572,079
        5,071  Duke Energy Corp.                          431,644
        5,337  Edison International                       419,915
        3,660  Entergy Corp.                              280,795
        8,652  Eversource Energy                          525,955
        2,553  NextEra Energy, Inc.                       372,968
        3,779  PG&E Corp.                                 255,800
        5,466  Pinnacle West Capital Corp.                474,066
       21,023  PPL Corp.                                  805,812
        7,777  Southern (The) Co.                         372,752
       10,550  Xcel Energy, Inc.                          499,120
                                                    -------------
                                                        5,309,126
                                                    -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS -- 1.7%
       14,129  Amphenol Corp., Class A                  1,082,564
                                                    -------------
               FOOD PRODUCTS -- 2.5%
        9,520  Hershey (The) Co.                        1,002,551
        4,551  JM Smucker (The) Co.                       554,767
                                                    -------------
                                                        1,557,318
                                                    -------------

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                 -- 4.2%
        9,854  Abbott Laboratories                  $     484,620
        6,860  Danaher Corp.                              559,021
        8,753  Medtronic PLC                              734,989
        6,018  Stryker Corp.                              885,248
                                                    -------------
                                                        2,663,878
                                                    -------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 1.5%
        2,566  Henry Schein, Inc. (a)                     467,551
        4,600  Quest Diagnostics, Inc.                    498,226
                                                    -------------
                                                          965,777
                                                    -------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.5%
        5,406  McDonald's Corp.                           838,687
       10,002  Yum! Brands, Inc.                          754,951
                                                    -------------
                                                        1,593,638
                                                    -------------
               HOUSEHOLD DURABLES -- 0.8%
        2,087  Mohawk Industries, Inc. (a)                519,642
                                                    -------------
               HOUSEHOLD PRODUCTS -- 4.1%
       13,237  Church & Dwight Co., Inc.                  706,194
        3,667  Clorox (The) Co.                           489,508
       14,904  Procter & Gamble (The) Co.               1,353,581
                                                    -------------
                                                        2,549,283
                                                    -------------
               INDUSTRIAL CONGLOMERATES -- 5.9%
        7,976  3M Co.                                   1,604,532
       11,369  Honeywell International, Inc.            1,547,548
        2,249  Roper Technologies, Inc.                   522,803
                                                    -------------
                                                        3,674,883
                                                    -------------
               INSURANCE -- 16.0%
        9,638  AFLAC, Inc.                                768,630
       10,905  Allstate (The) Corp.                       992,355
        8,727  Aon PLC                                  1,205,810
       10,830  Arthur J. Gallagher & Co.                  636,696
        8,517  Chubb, Ltd.                              1,247,400
       11,926  Hartford Financial Services (The)
                  Group, Inc.                             655,930
       16,799  Loews Corp.                                817,775
        9,709  Marsh & McLennan Cos., Inc.                757,011
       12,614  Progressive (The) Corp.                    594,498
        9,336  Torchmark Corp.                            737,264
       12,649  Travelers (The) Cos., Inc.               1,620,210
                                                    -------------
                                                       10,033,579
                                                    -------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.8%
       11,322  VeriSign, Inc. (a)                       1,145,447
                                                    -------------
               IT SERVICES -- 9.6%
       14,186  Fidelity National Information
                  Services, Inc.                        1,294,047
       14,711  Fiserv, Inc. (a)                         1,890,364
        6,163  International Business Machines
                  Corp.                                   891,601


                        See Notes to Financial Statements                Page 11

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        6,366  MasterCard, Inc., Class A            $     813,575
       11,156  Visa, Inc., Class A                      1,110,691
                                                    -------------
                                                        6,000,278
                                                    -------------
               MACHINERY -- 0.7%
        3,174  Stanley Black & Decker, Inc.               446,550
                                                    -------------
               MEDIA -- 1.5%
        8,626  Walt Disney (The) Co.                      948,256
                                                    -------------
               MULTI-UTILITIES -- 4.6%
        7,331  Ameren Corp.                               411,269
        9,588  Centerpoint Energy, Inc.                   270,286
       10,804  CMS Energy Corp.                           499,577
        4,593  Consolidated Edison, Inc.                  380,576
        5,071  DTE Energy Co.                             542,901
        3,729  Sempra Energy                              421,414
        5,915  WEC Energy Group, Inc.                     372,468
                                                    -------------
                                                        2,898,491
                                                    -------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 0.8%
        6,629  Exxon Mobil Corp.                          530,585
                                                    -------------
               PHARMACEUTICALS -- 3.3%
        6,827  Johnson & Johnson                          906,079
       34,373  Pfizer, Inc.                             1,139,809
                                                    -------------
                                                        2,045,888
                                                    -------------
               SPECIALTY RETAIL -- 1.3%
        5,490  Home Depot (The), Inc.                     821,304
                                                    -------------
               TOBACCO -- 1.5%
       14,518  Altria Group, Inc.                         943,234
                                                    -------------
               TOTAL COMMON STOCKS                     62,092,229
               (Cost $58,788,904)                   -------------

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 1.0%
        9,037  Equity Residential                         615,058
               (Cost $590,188)                      -------------

               TOTAL INVESTMENTS -- 99.9%              62,707,287
               (Cost $59,379,092) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                      92,058
                                                    -------------
               NET ASSETS -- 100.0%                 $  62,799,345
                                                    =============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $59,474,089. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,553,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $319,879.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2      LEVEL 3
                      TOTAL       LEVEL 1   SIGNIFICANT  SIGNIFICANT
                    VALUE AT      QUOTED     OBSERVABLE  UNOBSERVABLE
                    7/31/2017     PRICES       INPUT        INPUT
---------------------------------------------------------------------
Common Stocks*    $62,092,229  $62,092,229  $      --     $      --
Real Estate
   Investment
   Trusts*            615,058      615,058         --            --
                  ---------------------------------------------------
Total Investments $62,707,287  $62,707,287  $      --     $      --
                  ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 12                 See Notes to Financial Statements

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS
JULY 31, 2017

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
COMMON STOCKS (a) -- 92.6%
               AUSTRALIA -- 0.7%
        2,825  ASX Ltd.                             $     118,198
       27,637  Tabcorp Holdings Ltd.                       92,418
                                                    -------------
                                                          210,616
                                                    -------------
               BELGIUM -- 2.1%
          962  Anheuser-Busch InBev S.A./N.V.             115,932
        1,934  Groupe Bruxelles Lambert S.A.              198,428
        2,834  Proximus S.A.D.P.                           99,623
          690  Solvay S.A.                                 99,081
        1,545  Telenet Group Holding N.V. (b)             107,891
                                                    -------------
                                                          620,955
                                                    -------------
               BERMUDA -- 0.9%
       28,344  CK Infrastructure Holdings Ltd.            264,360
                                                    -------------
               CAYMAN ISLANDS -- 1.7%
       18,500  Cheung Kong Property Holdings Ltd..        149,809
       26,745  CK Hutchison Holdings Ltd.                 352,340
                                                    -------------
                                                          502,149
                                                    -------------
               DENMARK -- 1.3%
        1,545  Carlsberg A.S., Class B                    171,783
        2,255  Danske Bank A.S.                            91,352
        2,776  ISS A.S.                                   113,872
                                                    -------------
                                                          377,007
                                                    -------------
               FRANCE -- 5.9%
          820  Air Liquide S.A.                           100,663
        1,351  Danone S.A.                                100,901
        1,008  Dassault Systemes SE                        98,910
        1,349  Eurazeo S.A.                               110,109
          283  Hermes International                       143,387
        1,060  Imerys S.A.                                 91,866
          592  L'Oreal S.A.                               122,712
        1,733  Legrand S.A.                               119,809
        1,402  Pernod Ricard S.A.                         194,598
        1,228  Publicis Groupe S.A.                        92,906
          983  Sanofi                                      93,932
        2,152  SCOR SE                                     90,730
          827  Sodexo S.A.                                 97,734
        1,496  Thales S.A.                                165,745
        2,585  TOTAL S.A.                                 131,463
                                                    -------------
                                                        1,755,465
                                                    -------------
               GERMANY -- 10.6%
        1,023  Allianz SE                                 217,985
        1,507  BASF SE                                    143,772
        1,588  Bayerische Motoren Werke AG                146,085
        1,926  Beiersdorf AG                              211,356
        2,465  Daimler AG                                 173,012
        8,186  Deutsche Telekom AG                        149,671
        1,559  Fresenius Medical Care AG & Co.,
                  KGaA                                    147,256
        1,933  Fresenius SE & Co., KGaA                   163,452
        1,648  Hannover Rueck SE                          208,161
        1,397  Henkel AG & Co., KGaA                      175,961
          623  HOCHTIEF AG                                111,364
        4,184  MAN SE                                     463,702


    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
               GERMANY (CONTINUED)
        1,715  Muenchener Rueckversicherungs-
                  Gesellschaft AG in Muenchen       $     368,484
        2,392  SAP SE                                     253,942
        5,402  Vonovia SE                                 219,057
                                                    -------------
                                                        3,153,260
                                                    -------------
               HONG KONG -- 8.7%
       22,400  Bank of East Asia (The) Ltd.                95,929
       39,277  CLP Holdings Ltd.                          418,627
       15,309  Hang Seng Bank Ltd.                        333,196
       43,508  Henderson Land Development Co.,
                  Ltd.                                    251,774
      195,288  Hong Kong & China Gas Co., Ltd.            369,534
        4,409  Hong Kong Exchanges & Clearing
                  Ltd.                                    125,765
       35,624  MTR Corp., Ltd.                            205,923
       30,131  Power Assets Holdings Ltd.                 298,579
       10,000  Sun Hung Kai Properties Ltd.               154,914
       34,541  Swire Pacific Ltd., Class A                344,490
                                                    -------------
                                                        2,598,731
                                                    -------------
               ISRAEL -- 0.7%
       12,980  Bank Hapoalim BM                            89,917
          808  Elbit Systems Ltd.                         102,144
                                                    -------------
                                                          192,061
                                                    -------------
               JAPAN -- 14.8%
        7,800  Aeon Co., Ltd.                             117,625
       42,000  Aozora Bank Ltd.                           161,531
        3,100  Canon, Inc.                                107,893
          800  Central Japan Railway Co.                  128,804
        5,000  Credit Saison Co., Ltd.                     96,331
        7,300  Daiichi Sankyo Co., Ltd.                   159,449
        1,500  East Japan Railway Co.                     140,823
        2,400  Eisai Co., Ltd.                            128,855
        3,100  Hamamatsu Photonics K.K.                    98,698
        2,900  Hankyu Hanshin Holdings, Inc.              103,511
        9,700  ITOCHU Corp.                               152,260
        2,700  Japan Tobacco, Inc.                         93,898
        1,400  Kao Corp.                                   85,261
        5,300  KDDI Corp.                                 140,378
       23,000  Keihan Holdings Co., Ltd.                  148,959
       12,000  Keio Corp.                                 100,576
       44,000  Kintetsu Group Holdings Co., Ltd.          168,824
       39,000  Nagoya Railroad Co., Ltd.                  179,001
        3,000  NH Foods Ltd.                               88,848
        2,400  Nippon Telegraph & Telephone Corp.         117,339
        9,500  Nissan Motor Co., Ltd.                      94,444
        1,800  Nissin Foods Holdings Co., Ltd.            113,148
        8,900  NTT DOCOMO, Inc.                           206,909
        6,400  ORIX Corp.                                 101,679
        3,700  Sankyo Co., Ltd.                           121,493
        2,100  Secom Co., Ltd.                            157,664
        7,300  Sekisui House Ltd.                         126,572
        2,400  Seven & i Holdings Co., Ltd.                96,766
        7,700  Sumitomo Corp.                             104,173
        1,800  Takeda Pharmaceutical Co., Ltd.             95,221


                        See Notes to Financial Statements                Page 13

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
        2,400  Terumo Corp.                         $      90,889
       25,000  Tobu Railway Co., Ltd.                     132,432
        2,700  Toho Co., Ltd.                              97,351
       12,900  Toray Industries, Inc.                     116,661
        3,200  Toyo Suisan Kaisha Ltd.                    116,395
        1,700  West Japan Railway Co.                     122,097
                                                    -------------
                                                        4,412,758
                                                    -------------
               JERSEY -- 1.1%
       11,230  Experian PLC                               223,290
        1,951  Wolseley PLC                               116,532
                                                    -------------
                                                          339,822
                                                    -------------
               NETHERLANDS -- 4.2%
        2,124  Heineken Holding N.V.                      208,720
        1,799  Heineken N.V.                              187,772
        1,426  Koninklijke DSM N.V.                       105,303
        2,555  Koninklijke Philips N.V.                    97,937
        3,180  QIAGEN N.V.                                104,431
       18,678  RELX N.V.                                  393,134
        3,661  Wolters Kluwer N.V.                        163,019
                                                    -------------
                                                        1,260,316
                                                    -------------
               NORWAY -- 0.3%
        9,087  Orkla ASA                                   93,611
                                                    -------------
               SINGAPORE -- 7.0%
       85,500  ComfortDelGro Corp., Ltd.                  145,744
        8,800  DBS Group Holdings Ltd.                    140,395
       33,800  Oversea-Chinese Banking Corp., Ltd.        283,340
       24,400  Singapore Airlines Ltd.                    187,076
       82,600  Singapore Exchange Ltd.                    461,411
      103,500  Singapore Press Holdings Ltd.              222,252
      158,600  Singapore Telecommunications Ltd.          464,629
        9,800  United Overseas Bank Ltd.                  173,488
                                                    -------------
                                                        2,078,335
                                                    -------------
               SPAIN -- 1.3%
        3,668  Enagas S.A.                                103,713
        4,202  Industria de Diseno Textil S.A.            167,088
        5,104  Red Electrica Corp. S.A.                   109,483
                                                    -------------
                                                          380,284
                                                    -------------
               SWEDEN -- 3.8%
        5,696  ICA Gruppen AB                             228,297
        3,930  Industrivarden AB, Class C                  95,405
        2,353  Investor AB, Class B                       111,620
        3,201  Kinnevik AB, Class B                        98,324
        1,740  L E Lundbergforetagen AB, Class B          136,958
        7,817  Skandinaviska Enskilda Banken AB,
                  Class A                                  99,046
        4,487  Swedbank AB, Class A                       117,152
        3,658  Swedish Match AB                           128,672
       26,970  Telia Co., AB                              126,769
                                                    -------------
                                                        1,142,243
                                                    -------------

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
               SWITZERLAND -- 13.2%
        6,934  ABB Ltd.                             $     162,782
        1,588  Adecco Group AG                            121,200
        1,518  Baloise Holding AG                         243,960
        3,273  Coca-Cola HBC AG                            98,978
          460  Geberit AG                                 221,306
        1,779  Julius Baer Group Ltd.                     100,637
        1,276  Kuehne + Nagel International AG            222,223
        1,565  Nestle S.A.                                132,231
        2,054  Novartis AG                                175,034
        4,417  Pargesa Holding S.A.                       352,647
          466  Partners Group Holding AG                  302,651
          438  Roche Holding AG                           110,933
          807  Schindler Holding AG                       174,094
          767  Sonova Holding AG                          124,456
          585  Swiss Life Holding AG                      213,563
        2,464  Swiss Prime Site AG                        222,332
        2,984  Swiss Re AG                                287,769
          845  Swisscom AG                                413,084
          838  Zurich Insurance Group AG                  255,486
                                                    -------------
                                                        3,935,366
                                                    -------------
               UNITED KINGDOM -- 14.3%
       14,366  Aviva PLC                                  102,165
       18,265  BAE Systems PLC                            144,954
        2,134  British American Tobacco PLC               132,713
        4,646  Bunzl PLC                                  140,253
        2,903  Coca-Cola European Partners PLC            125,497
       10,885  Compass Group PLC                          232,228
        2,058  Croda International PLC                    100,494
        9,813  Diageo PLC                                 317,014
       13,318  GlaxoSmithKline PLC                        266,124
       12,910  HSBC Holdings PLC                          128,943
        3,390  Imperial Brands PLC                        139,550
        2,232  InterContinental Hotels Group PLC          126,366
        2,349  Intertek Group PLC                         133,300
       37,916  Legal & General Group PLC                  134,271
       21,744  National Grid PLC                          268,759
        1,067  Reckitt Benckiser Group PLC                103,741
       19,489  RELX PLC                                   424,792
        5,968  Royal Dutch Shell PLC, Class A             167,956
        3,572  Royal Dutch Shell PLC, Class B             101,421
       10,647  RSA Insurance Group PLC                     91,661
        2,892  Schroders PLC                              131,451
        4,045  Severn Trent PLC                           119,548
       17,615  Smith & Nephew PLC                         306,784
        8,928  SSE PLC                                    162,441
       49,588  Vodafone Group PLC                         145,247
                                                    -------------
                                                        4,247,673
                                                    -------------
               TOTAL COMMON STOCKS                     27,565,012
               (Cost $25,711,412)                   -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017

    SHARES                  DESCRIPTION                 VALUE
-------------  -----------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (a) -- 6.9%
               FRANCE -- 2.0%
        1,978  Fonciere Des Regions                 $     191,141
          607  Gecina S.A.                                 91,689
        1,438  ICADE                                      123,536
        2,173  Klepierre                                   88,426
          391  Unibail-Rodamco SE                          97,827
                                                    -------------
                                                          592,619
                                                    -------------
               HONG KONG -- 0.5%
       18,183  Link REIT                                  147,824
                                                    -------------
               SINGAPORE -- 4.4%
      135,100  Ascendas Real Estate Investment
                  Trust                                   269,173
      166,000  CapitaLand Commercial Trust                210,693
      310,900  CapitaLand Mall Trust                      461,136
      257,800  Suntec Real Estate Investment Trust        361,451
                                                    -------------
                                                        1,302,453
                                                    -------------
               TOTAL REAL ESTATE
                  INVESTMENT TRUSTS                     2,042,896
               (Cost $1,885,738)                    -------------

               TOTAL INVESTMENTS -- 99.5%              29,607,908
               (Cost $27,597,150) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                     137,004
                                                    -------------
               NET ASSETS -- 100.0%                 $  29,744,912
                                                    =============

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $27,953,844. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,867,965 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $213,901.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2      LEVEL 3
                      TOTAL       LEVEL 1   SIGNIFICANT  SIGNIFICANT
                    VALUE AT      QUOTED     OBSERVABLE  UNOBSERVABLE
                    7/31/2017     PRICES       INPUT        INPUT
---------------------------------------------------------------------
Common Stocks*    $27,565,012  $27,565,012  $      --     $      --
Real Estate
   Investment
   Trusts*          2,042,896    2,042,896         --            --
                  ---------------------------------------------------
Total Investments $29,607,908  $29,607,908  $      --     $      --
                  ===================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

----------------------------------------------------------
CURRENCY EXPOSURE                              % OF TOTAL
DIVERSIFICATION                                INVESTMENTS
----------------------------------------------------------
Euro                                              25.9%
British Pound Sterling                            15.4
Japanese Yen                                      14.9
Swiss Franc                                       12.9
Hong Kong Dollar                                  11.9
Singapore Dollar                                  11.4
Swedish Krona                                      3.9
Danish Krone                                       1.3
US Dollar                                          0.8
Australian Dollar                                  0.7
Israeli Shekel                                     0.6
Norwegian Krone                                    0.3
                                                 ------
   Total                                         100.0%
                                                 ======


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2017

                                                                                                                 FIRST TRUST
                                                                                                 FIRST TRUST       HORIZON
                                                                                                   HORIZON         MANAGED
                                                                                                   MANAGED        VOLATILITY
                                                                                                  VOLATILITY      DEVELOPED
                                                                                                   DOMESTIC     INTERNATIONAL
                                                                                                     ETF             ETF
                                                                                                    (HUSV)          (HDMV)
                                                                                                --------------  --------------
ASSETS:
Investments, at value........................................................................   $   62,707,287  $   29,607,908
Cash.........................................................................................           85,432          60,796
Receivables:
   Capital shares sold.......................................................................        1,101,742              --
   Investment securities sold................................................................               --         287,000
   Dividends.................................................................................           42,226          48,700
   Dividend reclaims.........................................................................               --          48,548
                                                                                                --------------  --------------
   Total Assets..............................................................................       63,936,687      30,052,952
                                                                                                --------------  --------------

LIABILITIES:
Due to authorized participant................................................................               --         242,100
Due to custodian foreign currency............................................................               --             604
Payables:
   Investment securities purchased...........................................................        1,100,043          44,900
   Investment advisory fees..................................................................           37,299          20,278
Other liabilities............................................................................               --             158
                                                                                                --------------  --------------
   Total Liabilities.........................................................................        1,137,342          308,040
                                                                                                --------------  --------------
NET ASSETS...................................................................................   $   62,799,345  $   29,744,912
                                                                                                ==============  ==============


NET ASSETS CONSIST OF:
Paid-in capital..............................................................................   $   60,600,396  $   28,293,997
Par value....................................................................................           28,500           9,000
Accumulated net investment income (loss).....................................................           63,593          70,881
Accumulated net realized gain (loss) on investments and foreign currency transactions........       (1,221,339)       (643,524)
Net unrealized appreciation (depreciation) on investments and foreign currency translation...        3,328,195       2,014,558
                                                                                                --------------  --------------
NET ASSETS...................................................................................   $   62,799,345  $   29,744,912
                                                                                                ==============  ==============
NET ASSET VALUE, per share...................................................................   $        22.03  $        33.05
                                                                                                ==============  ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)................................................................        2,850,002         900,002
                                                                                                ==============  ==============
Investments, at cost.........................................................................   $   59,379,092  $   27,597,150
                                                                                                ==============  ==============
Foreign currency, at cost (proceeds).........................................................   $           --  $         (643)
                                                                                                ==============  ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF OPERATIONS
FOR THE PERIOD AUGUST 24, 2016 (a) THROUGH JULY 31, 2017

                                                                                                                 FIRST TRUST
                                                                                                 FIRST TRUST       HORIZON
                                                                                                   HORIZON         MANAGED
                                                                                                   MANAGED        VOLATILITY
                                                                                                  VOLATILITY      DEVELOPED
                                                                                                   DOMESTIC     INTERNATIONAL
                                                                                                     ETF             ETF
                                                                                                    (HUSV)          (HDMV)
                                                                                                --------------  --------------
INVESTMENT INCOME:
Dividends....................................................................................   $      982,705  $      798,735
Interest.....................................................................................              372             274
Foreign tax withholding......................................................................               --         (61,940)
Other........................................................................................                7              50
                                                                                                --------------  --------------
   Total investment income...................................................................          983,084         737,119
                                                                                                --------------  --------------

EXPENSES:
Investment advisory fees.....................................................................          312,536         166,464
Excise tax expense...........................................................................              725              --
                                                                                                --------------  --------------
   Total expenses............................................................................          313,261         166,464
                                                                                                --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................................          669,823         570,655
                                                                                                --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...............................................................................       (1,388,509)       (814,944)
   In-kind redemptions.......................................................................        4,734,011       2,762,955
   Foreign currency transactions.............................................................               --          35,877
                                                                                                --------------  --------------
Net realized gain (loss).....................................................................        3,345,502       1,983,888
                                                                                                --------------  --------------
Net change in unrealized appreciation (depreciation) on:
   Investments...............................................................................        3,328,195       2,010,758
   Foreign currency translation..............................................................               --           3,800
                                                                                                --------------  --------------
Net change in unrealized appreciation (depreciation).........................................        3,328,195       2,014,558
                                                                                                --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)......................................................        6,673,697       3,998,446
                                                                                                --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...........................................................................   $    7,343,520  $    4,569,101
                                                                                                ==============  ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 24, 2016 (a) THROUGH JULY 31, 2017

                                                                                                                 FIRST TRUST
                                                                                                 FIRST TRUST       HORIZON
                                                                                                   HORIZON         MANAGED
                                                                                                   MANAGED        VOLATILITY
                                                                                                  VOLATILITY      DEVELOPED
                                                                                                   DOMESTIC     INTERNATIONAL
                                                                                                     ETF             ETF
                                                                                                    (HUSV)          (HDMV)
                                                                                                --------------  --------------
OPERATIONS:
Net investment income (loss).................................................................   $      669,823  $      570,655
Net realized gain (loss).....................................................................        3,345,502       1,983,888
Net change in unrealized appreciation (depreciation).........................................        3,328,195       2,014,558
                                                                                                --------------  --------------
Net increase (decrease) in net assets resulting from operations..............................        7,343,520       4,569,101
                                                                                                --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................................................         (606,955)       (540,901)
                                                                                                --------------  --------------
Total distributions to shareholders..........................................................         (606,955)       (540,901)
                                                                                                --------------  --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold....................................................................      115,380,446      51,798,537
Cost of shares redeemed......................................................................      (59,317,666)    (26,081,825)
                                                                                                --------------  --------------
Net increase (decrease) in net assets resulting from shareholder transactions................       56,062,780      25,716,712
                                                                                                --------------  --------------
Total increase (decrease) in net assets......................................................       62,799,345      29,744,912

NET ASSETS:
Beginning of period..........................................................................               --              --
                                                                                                --------------  --------------
End of period................................................................................   $   62,799,345  $   29,744,912
                                                                                                ==============  ==============
Accumulated net investment income (loss) at end of period....................................   $       63,593  $       70,881
                                                                                                ==============  ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period......................................................               --              --
Shares sold..................................................................................        5,650,002       1,750,002
Shares redeemed..............................................................................      (2,800,000)        (850,000)
                                                                                                --------------  --------------
Shares outstanding, end of period............................................................        2,850,002         900,002
                                                                                                ==============  ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)

                                                   FOR THE PERIOD
                                                   8/24/2016 (a)
                                                      THROUGH
                                                     7/31/2017
                                                   --------------
Net asset value, beginning of period ...........     $    19.96
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................           0.24
Net realized and unrealized gain (loss) ........           2.05
                                                     ----------
Total from investment operations ...............           2.29
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................          (0.22)
                                                     ----------
Net asset value, end of period .................     $    22.03
                                                     ==========
TOTAL RETURN (b)................................          11.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $   62,799
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...           0.70% (c)
Ratio of net investment income (loss) to
   average net assets ..........................           1.50% (c)
Portfolio turnover rate (d).....................            149%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

                                                 FOR THE PERIOD
                                                 8/24/2016 (a)
                                                    THROUGH
                                                   7/31/2017
                                                 --------------
Net asset value, beginning of period .........     $    29.89
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................           0.63
Net realized and unrealized gain (loss) ......           3.13
                                                   ----------
Total from investment operations .............           3.76
                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ........................          (0.60)
                                                   ----------
Net asset value, end of period ...............     $    33.05
                                                   ==========
TOTAL RETURN (b)..............................          12.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........     $   29,745
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets            0.80% (c)
Ratio of net investment income (loss) to
   average net assets ........................           2.74% (c)
Portfolio turnover rate (d)...................            150%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 20                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eleven funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:

      First Trust Horizon Managed Volatility Domestic ETF - (NYSE Arca, Inc. ("NYSE Arca") ticker "HUSV") (1)

      First Trust Horizon Managed Volatility Developed International ETF - (NYSE Arca ticker "HDMV") (1)

      (1)   Commenced investment operations on August 24, 2016.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Each Fund is an actively managed exhcange-traded fund. The investment objective of each Fund is to provide capital appreciation.

Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility.

Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2017, was as follows:

                                                                           Distributions    Distributions    Distributions
                                                                             paid from        paid from        paid from
                                                                             Ordinary          Capital         Return of
                                                                              Income            Gains           Capital
                                                                          ---------------  ---------------  ---------------
First Trust Horizon Managed Volatility Domestic ETF                         $   606,955      $        --      $        --
First Trust Horizon Managed Volatility Developed International ETF              540,901               --               --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

As of July 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                             Accumulated          Net
                                                                           Undistributed     Capital and      Unrealized
                                                                             Ordinary           Other        Appreciation
                                                                              Income         Gain (Loss)    (Depreciation)
                                                                          ---------------  ---------------  ---------------
First Trust Horizon Managed Volatility Domestic ETF                         $    63,593      $ (1,126,342)    $ 3,233,198
First Trust Horizon Managed Volatility Developed International ETF              322,585          (538,534)      1,657,864

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2017 remains open to federal and state audit. As of July 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2017, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:

                                                                           Non-Expiring
                                                                           Capital Loss
                                                                             Available
                                                                          ---------------
First Trust Horizon Managed Volatility Domestic ETF                        $  1,126,342
First Trust Horizon Managed Volatility Developed International ETF              538,534

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended July 31, 2017, the adjustents for each Fund were as follows:

                                                                            Accumulated      Accumulated
                                                                                Net         Net Realized
                                                                            Investment       Gain (Loss)        Paid-in
                                                                           Income (Loss)   on Investments       Capital
                                                                          ---------------  ---------------  ---------------
First Trust Horizon Managed Volatility Domestic ETF                         $       725      $ (4,566,841)    $ 4,566,116
First Trust Horizon Managed Volatility Developed International ETF               41,127        (2,627,412)      2,586,285

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intedned to modernize the reporting of information provided by funds and to improve the quality and type of information that fund s provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

August 1, 2017, while the compliance date for the new types and other rule amendments is on or after June 1, 2018. Managment is evaluating the new and amended rules and forms to determine the impact to the Funds.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

HUSV and HDMV have agreed to pay First Trust an annual unitary management fee of 0.70% and 0.80% of HUSV and HDMV's average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, distribution and service fees payable pursuant to Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Horizon serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             PURCHASES          SALES
                                                                          ---------------  ---------------
First Trust Horizon Managed Volatility Domestic ETF                        $  69,391,373    $  69,037,359
First Trust Horizon Managed Volatility Developed International ETF            40,525,863       32,349,703

For the period ended July 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             PURCHASES          SALES
                                                                          ---------------  ---------------
First Trust Horizon Managed Volatility Domestic ETF                        $ 114,986,929    $  59,303,530
First Trust Horizon Managed Volatility Developed International ETF            43,434,092       25,961,114

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                              Creation         Redemption
                                                                          Transaction Fees  Transaction Fees
                                                                          ----------------  ----------------
First Trust Horizon Managed Volatility Domestic ETF                          $      500        $       500
First Trust Horizon Managed Volatility Developed International ETF                4,300              4,300

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                                 JULY 31, 2017


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 22, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On August 23, 2017, First Trust Institutional Preferred Securities and Income ETF, an additional series of the Trust, began trading under the symbol "FPEI" on NYSE Arca.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND
III:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Trust Horizon Managed Volatility Domestic ETF and First Trust Horizon Managed Volatility Developed International ETF, each a series of the First Trust Exchange-Traded Fund III (the "Trust"), as of July 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period August 24, 2016 (commencement of operations) through July 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds listed above included in First Trust Exchange-Traded Fund III as of July 31, 2017, and the results of their operations, changes in their net assets, and the financial highlights for the period August 24, 2016 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received
                                                                               Deduction
                                                                          ------------------
First Trust Horizon Managed Volatility Domestic ETF                             100.00%
First Trust Horizon Managed Volatility Developed International ETF                0.00%

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                              Qualified
                                                                            Dividend Income
                                                                          ------------------
First Trust Horizon Managed Volatility Domestic ETF                             100.00%
First Trust Horizon Managed Volatility Developed International ETF               56.20%

The following Fund meets the requirements of Section 853 of the Internal Revenue Code and elects to pass through to its shareholders credit for foreign taxes paid. For the taxable year ended July 31, 2017, the total amounts of income received by the Fund from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                             GROSS FOREIGN        GROSS FOREIGN
                                                                                INCOME                TAXES
                                                                          -------------------  -------------------
                                                                          AMOUNT    PER SHARE  AMOUNT    PER SHARE
                                                                          -------------------  -------------------
First Trust Horizon Managed Volatility Developed International ETF        $798,735    $0.89    $59,605     $0.07

The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Gross foreign income and foreign taxes paid will be posted on the FTP website and disclosed in the tax letter.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN EACH FUND, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND III.

The following summarizes some of the risks that should be considered for the Funds.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creation, Redemption, and Transaction Fees" Section) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to each Fund's net asset value and possibly face delisting.

CURRENCY EXCHANGE RATE RISK. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of HDMV's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, each Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause each Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause each Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to each Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of each Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which each Fund invests, can also subject each Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third party service provider.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. HDMV is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. Continuing uncertainty as to the status of the Euro and the European Monetary Union and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the values of a Fund's portfolio investments.

MANAGEMENT RISK. Each Fund is subject to management risk because they are actively managed portfolios. In managing each Fund's investment portfolios, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Funds will meet their investment objectives.

MARKET MAKER RISK. If either Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between each Fund's net asset value and the price at which each Fund's shares are trading on NYSE Arca which could result in a decrease in value of each Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of each Fund's portfolio securities and the respective Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Funds or shares of each Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NEW FUND RISK. Each Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of their assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in each Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. As a result, high portfolio turnover may lower a Fund's performance returns.

SMALLER COMPANIES RISK. Mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     TERM OF OFFICE                                             THE FIRST TRUST        OTHER
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX     TRUSTEESHIPS OR
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o Indefinite Term     Physician; Officer, Wheaton Orthopedics;      148        None
c/o First Trust Advisors L.P.                           Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,             o Since Inception     Limited Partnership (June 1992 to December
  Suite 400                                             2016); Member, Sportsmed LLC (April 2007
Wheaton, IL                                             60187 to November 2015)
D.O.B.: 04/51

Thomas R. Kadlec, Trustee         o Indefinite Term     President, ADM Investor Services, Inc.        148        Director of ADM
c/o First Trust Advisors L.P.                           (Futures Commission Merchant)                            Investor Services,
120 E. Liberty Drive,             o Since Inception                                                              Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee          o Indefinite Term     President, Hibs Enterprises (Financial and    148        Director of Trust
c/o First Trust Advisors L.P.                           Management Consulting)                                   Company of
120 E. Liberty Drive,             o Since Inception                                                              Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee          o Indefinite Term     Managing Director and Chief Operating         148        Director of
c/o First Trust Advisors L.P.                           Officer (January 2015 to Present), Pelita                Covenant
120 E. Liberty Drive,             o Since Inception     Harapan Educational Foundation (Educational              Transport Inc.
  Suite 400                                             Products and Services); President and Chief              (May 2003 to
Wheaton, IL 60187                                       Executive Officer (June 2012 to September                May 2014)
D.O.B.: 03/54                                           2014), Servant Interactive LLC (Educational
                                                        Products and Services); President and Chief
                                                        Executive Officer (June 2012 to September
                                                        2014), Dew Learning LLC (Educational
                                                        Products and Services); President (June 2002
                                                        to June 2012), Covenant College

-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,       o Indefinite Term     Chief Executive Officer, First Trust          148        None
Chairman of the Board L.P.                              Advisors and First Trust Portfolios L.P.;
120 E. Liberty Drive,             o Since Inception     Chairman of the Board of Directors, BondWave
  Suite 400                                             LLC (Software Development Company) and
Wheaton, IL 60187                                       Stonebridge Advisors LLC (Investment
D.O.B.: 09/55                                           Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

                               POSITION AND               TERM OF OFFICE
     NAME, ADDRESS                OFFICES                  AND LENGTH OF                 PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH            WITH TRUST                    SERVICE                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
-----------------------------------------------------------------------------------------------------------------------------------
James M. Dykas               President and Chief        o Indefinite Term       Managing Director and Chief Financial Officer
120 E. Liberty Drive,        Executive Officer                                  (January 2016 to Present), Controller (January 2011
  Suite 400                                             o Since January 2016    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                               to January 2016), First Trust Advisors L.P. and
D.O.B.: 01/66                                                                   First Trust Portfolios L.P.; Chief Financial
                                                                                Officer (January 2016 to Present), BondWave LLC
                                                                                (Software Development Company) and Stonebridge
                                                                                Advisors LLC

Donald P. Swade Treasurer,   Chief Financial            o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,        Officer and Chief                                  President (April 2012 to July 2016), First Trust
  Suite 400                  Accounting Officer         o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.; Vice
Wheaton, IL 60187                                                               President (September 2006 to April 2012),
D.O.B.: 08/72                                                                   Guggenheim Funds Investment Advisors, LLC and
                                                                                Claymore Securities, Inc.

W. Scott Jardine             Secretary and Chief        o Indefinite Term       General Counsel, First Trust Advisors L.P. and
120 E. Liberty Drive,        Legal Officer                                      First Trust Portfolios L.P.; Secretary and General
  Suite 400                                             o Since Inception       Counsel, BondWave LLC; Secretary, Stonebridge
Wheaton, IL 60187                                                               Advisors LLC
D.O.B.: 05/60

Daniel J. Lindquist          Vice President             o Indefinite Term       Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                           Vice President (September 2005 to July 2012), First
  Suite 400                                             o Since Inception       Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher              Chief Compliance Officer   o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,        and Assistant Secretary                            and First Trust Portfolios L.P.
  Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66

Roger F. Testin              Vice President             o Indefinite Term       Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                           and First Trust Portfolios L.P.
  Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland                  Vice President             o Indefinite Term       Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                           Vice President (August 2005 to September 2012),
  Suite 400                                             o Since Inception       First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                               Portfolios L.P.
D.O.B.: 11/70


-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           JULY 31, 2017 (UNAUDITED)

PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


May 2017

                      This page intentionally left blank.

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
13024 Ballantyne Corporate Place Suite 225
Charlotte, NC 28277

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND III
--------------------------------------------------------------------------------

      First Trust California Municipal High Income ETF (FCAL)

----------------------------
       Annual Report
       For the Period
       June 20, 2017
(Commencement of Operations)
   Through July 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 ANNUAL REPORT
                                 JULY 31, 2017

Shareholder Letter. .........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statement of Changes in Net Assets........................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Report of Independent Registered Public Accounting Firm...................... 20
Additional Information....................................................... 21
Board of Trustees and Officers............................................... 27
Privacy Policy............................................................... 29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (First Trust California Municipal High Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value, and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the period June 20, 2017 (the Fund's inception) through July 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

The past year has seen the election of Donald Trump as the 45th President of the U.S. and the continued U.S. bull market. In the first seven months of 2017, the S&P 500(R) Index closed its trading sessions at all-time highs 29 times. The NASDAQ Composite Index, as of July 31, 2017, closed its trading sessions at all-time highs 44 times this year.

The current bull market (measuring from March 9, 2009 through July 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments. This is why we advocate maintaining a long-term perspective, as we have done since our inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust California Municipal High Income ETF. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)

The primary investment objective of First Trust California Municipal High Income ETF (the "Fund") is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol "FCAL." Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (6/20/17)
                                                                 to 7/31/17

FUND PERFORMANCE
NAV                                                                0.50%
Market Price                                                       0.58%

INDEX PERFORMANCE
Bloomberg Barclays 10 Year California Exempt Index                 0.28%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

------------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
SECTOR ALLOCATION                           (INCLUDING CASH)
------------------------------------------------------------
Hospital                                          14.0%
Special Assessment                                12.5
Government Obligation Bond - Unlimited Tax        11.2
Education                                         10.3
Insured                                            7.9
Cash                                               6.1
Higher Education                                   5.2
Water & Sewer                                      5.0
Gas                                                4.1
Continuing Care Retirement Communities             3.9
Tobacco                                            3.5
Tax Increment                                      3.4
Student Housing                                    2.7
Certificate of Publication                         2.2
Port                                               2.1
Government Obligation Bond - Limited Tax           2.0
Toll Road                                          1.7
Dedicated Tax                                      1.1
Local Housing                                      1.0
Other Health                                       0.1
                                                 ------
   Total                                         100.0%
                                                 ======


------------------------------------------------------------
                                               % OF TOTAL
                                               INVESTMENTS
CREDIT RATING(1)                            (INCLUDING CASH)
------------------------------------------------------------
AAA                                                4.7%
AA                                                18.6
A                                                 16.9
BBB                                               32.8
BB                                                 7.9
B                                                  0.5
NR                                                10.5
SP-1+ (short term)                                 2.0
Cash                                               6.1
                                                 ------
   Total                                         100.0%
                                                 ======


(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2017 - JULY 31, 2017

                     First Trust               Bloomberg Barclays
                 California Municipal          10 Year California
                   High Income ETF                Exempt Index
6/20/17               $10,000                        $10,000
7/31/17                10,050                         10,028

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/21/17 - 7/31/17         14               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/21/17 - 7/31/17         14               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 ANNUAL REPORT
                           JULY 31, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio. As of July 31, 2017, First Trust managed or supervised $109.138 billion in assets.

                           PORTFOLIO MANAGEMENT TEAM

Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager

The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA and Johnathan Wilhelm who serve as senior portfolio managers of the First Trust California Municipal High Income ETF (the "Fund"). Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of investment portfolios and separately managed accounts.

                                   COMMENTARY

The First Trust California Municipal High Income ETF (the "Fund") is an actively managed exchange-traded fund. The Fund's primary investment objective is to seek to provide income exempt from regular federal income taxes and California income taxes. The Fund's secondary investment objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (collectively, "Municipal Securities"). In addition, under normal market conditions, the Fund will invest as least 50% of its net assets in Municipal Securities that are investment grade at the time of purchase and up to 50% of its net assets in Municipal Securities that at the time of purchase are non-investment grade. This commentary discusses the 12-month market performance ended July 31, 2017, and the Fund's performance for the period from the Fund's inception date, June 20, 2017 to July 31, 2017.

MARKET RECAP

For the 12-month period from July 31, 2016 through July 31, 2017, municipal bonds generated a total return of 0.26% as measured by the Bloomberg Barclays Municipal Bond Index (BMBI). During the same period, the Bloomberg Barclays 10 Year California Exempt Index and Non-Investment Grade Index produced returns of 0.37% and 1.22%, respectively. By comparison, the Bloomberg Barclays U.S. Treasury Index generated a negative return of -2.55% during the 12-month period.

The following have been major factors in explaining the municipal bond market's performance:

      o The past year was marked by politically significant events, both in the U.S. and globally, which caused a great deal of volatility in the U.S. rates markets as expressed by treasury yields. U.S treasury yields dropped precipitously after Britain's vote to depart from the European Union, with the 10 year treasury yielding 1.45% on July 31, 2016. After the election of Donald Trump, the markets began anticipating reduced regulation and increased fiscal stimulus with the goal of stronger U.S. growth. Interest rates moved higher, with the 10 year Treasury bond yielding 2.44% by December 31, 2016. Year-to-date 2017 has witnessed fixed income markets reassessing their employment and inflation outlooks after the U.S. posted lackluster first half 2017 GDP growth, lower inflation readings, and a lack of legislative achievements. The result has been stabilization in bond prices and a flattening of the yield curve, with 10 year treasuries yielding 2.30% on July 31, 2017.

      o After a record setting year in 2016 in which new issue supply totaled $446 billion, through the end of July 2017, primary market issuance decreased by 12.4% year-over-year. The decline in primary market issuance was due to an approximately 25% decline in refunding activity, only partially offset by an increase in new capital issuance.

      o Municipals experienced consistently strong retail demand, with one significant exception. After the first ten months in 2016 with inflows totaling $51 billion, the last two months saw dramatic outflows from municipal mutual funds. In comparison, through the first seven months of 2017, municipal fund flows were positive during each month, ranging from a positive $757 million to $3.3 billion. Year-to-date, fund flows through July 31, 2017 totaled $13.6 billion.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 ANNUAL REPORT
                           JULY 31, 2017 (UNAUDITED)

      o Municipal bond credit quality fundamentals have continued to be stable. Through July 31, 2017, data prepared by Municipal Market Advisors (MMA) showed total year-to-date defaults of 31 borrowers representing $35.42 billion in par value, compared with 38 defaults totaling $23.07 billion in par value for the same period a year ago, with Puerto Rico and its corporate affiliates representing a large percentage of the par value.

PERFORMANCE ANALYSIS

For the period from the Fund's inception on June 20, 2017 through July 31, 2017, the Fund provided a total return based on market price of 0.58% and a total return based on net asset value (NAV) of 0.50%, versus the total return for the Bloomberg Barclays 10 Year California Exempt Index of 0.28%. As of July 31, 2017, the Fund's market price of $50.29 represented a premium of 0.30% to its NAV of $50.14. The market value of the Fund's shares fluctuates from time to time and may be higher or lower than the Fund's NAV. The distribution paid on July 31, 2017 of $0.10 represents a tax-exempt annualized distribution rate of 2.39% based on the Fund's closing market price of $50.29 on July 31, 2017. The Fund's distribution rate is not constant and is subject to change over time based on the performance of the Fund.

Sectors within the municipal market that positively contributed to fund performance during the Fund's initial reporting period included special assessment, education, dedicated tax, general obligation, power, and water and sewer. The Fund's modified duration at July 31, 2017 was 6.63 versus 5.82 years for the Bloomberg Barclays 10 Year California Exempt Index, which was a contributing factor to its outperformance relative to the index. The Fund's allocation to municipal securities with longer modified durations (6 years and longer) generally did well during the initial reporting period. As of July 31, 2017, the Fund's weighted-average credit quality (approximately BBB/Baa) is lower than the Bloomberg Barclays 10 Year California Exempt Index, which has a stated average credit rating of AA2/AA3. The Fund's investments in "BBB" rated, sub-investment grade and non-rated municipal securities generated strong performance for the period. Investors have increasingly reached for yield lower on the credit spectrum and further out on the yield curve in this environment of low nominal rates, lower new issue supply and strong retail demand. As a result, lower investment grade strategies have generally benefited from credit spread compression, which helps to explain the Fund's outperformance relative to the Bloomberg Barclays 10 Year California Exempt Index for the period since its inception.

MARKET OUTLOOK

Technical factors will continue to be positive for the municipal market. With our expectation for gradually higher interest rates, we believe flows into municipal bond funds will likely be positive, but somewhat volatile during the remainder of 2017. Given the relative attractiveness of risk-adjusted municipal yields versus other asset classes, we believe any sustained outflows which lead to higher yields will ultimately be viewed by investors as an attractive buying opportunity. Regarding supply, through the end of July 2017, primary market issuance decreased by 12.4% year-over-year, totaling $222.8 billion according to Barclays. We think total new issue volume for the year of between $350 and $375 billion is still within reason. With our expectation for higher rates, we believe refunding volume, which is down approximately 25% year-to-date, will continue this trend.

We expect municipal credit quality to remain stable. Through the end of July, data prepared by Municipal Market Advisors (MMA) showed total year-to-date defaults of 31 borrowers representing $35.42 billion in par value, compared with 38 defaults totaling $23.07 billion in par value for the same period a year ago, with Puerto Rico and its corporate affiliates representing a large percentage of the par value. As the U.S. economy continues to grow at a modest pace, we expect credit metrics will improve and the total number of defaults in 2017 to be similar to that in 2016, but because of Puerto Rico, the total par value to be substantially higher. An exception to this trend will be weaker states and territories with structural budgetary imbalances and pension funding shortfalls. We have positive sector outlooks for senior living, toll roads, airports and special tax districts, and continue to be cautious on hospitals until we see what is ultimately decided regarding the Affordable Care Act.

Given our expectation for higher yields, our focus for FCAL will be on the intermediate portion of the yield curve. Bonds in this area of the curve are typically less interest-rate sensitive, benefit from the steeper yield curve slope, and are less sensitive to Fed rate hikes than shorter dated bonds. We currently favor bonds with maturities of 8-14 years, as well as bonds maturing in 15-20 years, but priced to a 6-9 year call. With a focus of investing in higher yielding municipal securities, the Fund's goal will be to increase its exposure in "BBB" rated bonds to 45%-50% and below investment grade and non-rated securities to approximately 45%. We favor essential service revenue bond sectors such as special tax districts, senior living, hospitals, charter schools, toll roads and utilities. With this as a backdrop, we will continue to practice the discipline of our investment process where we perform fundamental credit analysis and quantitative total return scenario analysis on individual bonds and the portfolio as a whole, looking for bonds that can provide both high income and attractive total return potential over time.

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2017 (UNAUDITED)

As a shareholder of First Trust California Municipal High Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended July 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                         EXPENSE RATIO      DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE      JUNE 20, 2017 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                 JUNE 20, 2017 (a)     JULY 31, 2017     IN THE PERIOD      JULY 31, 2017 (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
Actual                                              $1,000.00           $1,005.00             0.50%                $0.56
Hypothetical (5% return before expenses)            $1,000.00           $1,022.32             0.50%                $2.51

(a)   Inception Date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (June 20, 2017 through July 31, 2017), multiplied by 41/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017

  PRINCIPAL                                                                               STATED       STATED
    VALUE                                    DESCRIPTION                                  COUPON      MATURITY        VALUE
-------------  -----------------------------------------------------------------------  ----------  ------------  -------------
MUNICIPAL BONDS - 96.9%

               CALIFORNIA - 84.7%
$     200,000  Abag CA Fin Auth For Nonprofit Corps Ref Eskaton Properties, Inc.......     4.00%      11/15/17    $     201,500
      150,000  Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A.........     5.00%      10/01/25          179,481
      300,000  Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref.............................     5.00%      06/01/35          350,526
      200,000  California Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)...     4.00%      07/01/25          213,262
      200,000  California Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)...     5.00%      07/01/32          219,486
      200,000  California St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A...     4.00%      03/01/33          208,942
      150,000  California St Hlth Facs Fing Auth Rev Ref Childrens Hosp, Ser A........     5.00%      08/15/33          173,573
      300,000  California St Muni Fin Auth Charter Sch Rev Palmdale Aerospace
                  Academy Proj (a)....................................................     4.00%      07/01/26          303,360
       75,000  California St Muni Fin Auth Eductnl Rev Ref American Heritage Edu,
                  Ser A...............................................................     4.00%      06/01/26           80,897
      100,000  California St Muni Fin Auth Mobile Home Park Rev Ref Windsor
                  Mobile Country Club, Ser A..........................................     3.13%      11/15/30           99,052
      255,000  California St Muni Fin Auth Rev Ref Biola Univ.........................     5.00%      10/01/37          289,560
      250,000  California St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A..........     5.00%      07/01/29          292,587
       15,000  California St Pub Wks Brd Lease Rev Judicial Council CA, Ser B.........     5.00%      06/01/34           17,248
      300,000  California St Ref......................................................     4.00%      08/01/33          325,467
      250,000  California St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf
                  Irvine LLC..........................................................     5.00%      05/15/35          282,165
      250,000  California Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr,
                  Ser A (a)...........................................................     5.00%      12/01/36          273,093
      100,000  Chino CA Cmnty Facs Dist Spl Tax 2016-2................................     4.00%      09/01/29          105,861
      140,000  El Dorado CA Irr Dist Rev Ref, Ser C...................................     5.00%      03/01/30          169,393
      250,000  Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj,
                  Ser A, AGM..........................................................     5.00%      04/01/31          295,335
       90,000  Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj,
                  Ser A, AGM..........................................................     5.00%      04/01/32          105,491
       85,000  Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset
                  Backed Ref, Ser A...................................................     5.00%      06/01/19           91,125
       50,000  Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset
                  Backed Sr, Ser A-1..................................................     5.00%      06/01/33           50,000
      265,000  Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref,
                  Ser A-1.............................................................     5.00%      06/01/26          315,331
      200,000  Kaweah CA Delta Hlth Care Dist Rev, Ser B..............................     5.00%      06/01/40          221,676
      100,000  Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A................     5.25%      11/15/23          117,419
       25,000  Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A................     5.50%      11/15/30           31,181
      200,000  Los Angeles CA Trans...................................................     5.00%      06/28/18          207,570
      190,000  Ontario CA Cmnty Facs Dist #24 Spl Tax Park Pl Facs Phase I............     5.00%      09/01/34          213,725
      250,000  Palomar Hlth CA Rev Ref................................................     5.00%      11/01/31          280,015
      100,000  Port Of Oakland CA AMT Ref Inter Lien, Ser D...........................     5.00%      11/01/25          121,592
       80,000  Port Of Oakland CA AMT Ref Inter Lien, Ser D...........................     5.00%      11/01/29           96,527
      200,000  Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge
                  Park Area...........................................................     5.00%      09/01/25          237,166
      185,000  Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM..................     5.00%      09/01/34          211,797
      100,000  Roseville CA Fin Auth Spl Tax Rev Ref, Ser A...........................     5.00%      09/01/25          119,880
      250,000  Roseville CA Fin Auth Spl Tax Rev Ref, Ser A...........................     5.00%      09/01/29          297,272
      100,000  Roseville CA Fin Auth Spl Tax Rev Ref, Ser B...........................     3.00%      09/01/21          104,376
      200,000  Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist
                  #2007-01 (a)........................................................     5.00%      09/01/32          217,660
      100,000  San Diego CA Pub Facs Fingauth Lease Rev Ref Ballpark..................     5.00%      10/15/28          120,069


                        See Notes to Financial Statements                 Page 7

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017

  PRINCIPAL                                                                               STATED       STATED
    VALUE                                    DESCRIPTION                                  COUPON      MATURITY        VALUE
-------------  -----------------------------------------------------------------------  ----------  ------------  -------------
MUNICIPAL BONDS (CONTINUED)

               CALIFORNIA (CONTINUED)
$      10,000  San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys
                  Med Discovery Institute, Ser A......................................     5.00%      11/01/28    $      11,787
      300,000  San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref
                  Mission Bay N Redev Proj, Ser A.....................................     5.00%      08/01/35          350,598
      250,000  South San Francisco CA Unif Sch Dist Cib Measure J, Ser C..............     4.00%      09/01/30          275,925
      230,000  Sthrn CA Public Pwr Auth Natural Gas Proj Rev Proj No 1, Ser A.........     5.00%      11/01/29          273,199
      175,000  Sweetwater CA Union High Sch Dist Ref..................................     5.00%      08/01/30          207,561
      100,000  W Contra Costa CA Unif Sch Dist Ref, Ser A.............................     5.00%      08/01/31          119,695
       15,000  Washington Twp CA Hlth Care Dist Ref, Ser Dt...........................     4.00%      08/01/29           16,473
                                                                                                                  -------------
                                                                                                                      8,495,898
                                                                                                                  -------------
               GEORGIA - 2.5%
      225,000  Marietta Ga Dev Auth Ref Univ Facs Life Univ, Ser A (a)................     5.00%      11/01/27          247,000
                                                                                                                  -------------
               GUAM - 1.1%
      100,000  Guam Govt Business Priv Tax Rev Ref, Ser D.............................     5.00%      11/15/32          109,122
                                                                                                                  -------------
               ILLINOIS - 2.1%
       35,000  Chicago IL Ref, Ser C, CABS............................................      (b)       01/01/22           28,417
       85,000  Chicago IL Ref, Ser C, CABS............................................      (b)       01/01/24           61,739
      120,000  Illinois St, Ser A.....................................................     4.00%      01/01/25          121,645
                                                                                                                  -------------
                                                                                                                        211,801
                                                                                                                  -------------
               NEW YORK - 2.4%
      225,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Chrt Sch For
                  Applied Technologies Proj, Ser A....................................     5.00%      06/01/35          243,124
                                                                                                                  -------------
               PUERTO RICO - 2.1%
      200,000  Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM............................     5.00%      07/01/35          208,896
                                                                                                                  -------------
               TEXAS - 2.0%
      200,000  New Hope Cultural Edu Facs Fin Corp TX Retirement Fac Rev Ref
                  Carillon Lifecare Cmnty Proj........................................     5.00%      07/01/36          205,344
                                                                                                                  -------------
               TOTAL INVESTMENTS - 96.9%........................................................................      9,721,185
               (Cost $9,684,499) (c)
               NET OTHER ASSETS AND LIABILITIES - 3.1%..........................................................        307,664
                                                                                                                  -------------
               NET ASSETS - 100.0%..............................................................................  $  10,028,849
                                                                                                                  =============

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $1,473,861 or 14.7% of net assets.

(b)   Zero coupon bond.

(c) Aggregate cost for federal income tax purposes is $9,684,087. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,977 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,879.

      AGM    Assured Guaranty Municipal Corp.
      AMT    Alternative Minimum Tax
      BAM    Building America Mutual
      CABS   Capital Appreciation Bonds


Page 8                  See Notes to Financial Statements

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                             LEVEL 2         LEVEL 3
                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                            VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                            7/31/2017        PRICES          INPUTS          INPUTS
                          -------------   -------------   -------------   -------------
Municipal Bonds*          $   9,721,185   $          --   $   9,721,185   $          --
                          =============   =============   =============   =============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2017

ASSETS:
Investments, at value.......................................................................................  $      9,721,185
Cash........................................................................................................           635,269
Receivables:
   Investment securities sold...............................................................................           276,750
   Interest.................................................................................................            81,538
                                                                                                              ----------------
   Total Assets.............................................................................................        10,714,742
                                                                                                              ----------------

LIABILITIES:
Payables:
   Investment securities purchased..........................................................................           681,645
   Investment advisory fees.................................................................................             4,248
                                                                                                              ----------------
   Total Liabilities........................................................................................           685,893
                                                                                                              ----------------
NET ASSETS..................................................................................................  $     10,028,849
                                                                                                              ================

NET ASSETS CONSIST OF:
Paid-in capital.............................................................................................  $     10,007,250
Par value...................................................................................................             2,000
Accumulated net investment income (loss)....................................................................               412
Accumulated net realized gain (loss) on investments.........................................................           (17,499)
Net unrealized appreciation (depreciation) on investments...................................................            36,686
                                                                                                              ----------------
NET ASSETS..................................................................................................  $     10,028,849
                                                                                                              ================
NET ASSET VALUE, per share..................................................................................  $          50.14
                                                                                                              ================
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share).............           200,002
                                                                                                              ================
Investments, at cost........................................................................................  $      9,684,499
                                                                                                              ================


Page 10                 See Notes to Financial Statements

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2017

INVESTMENT INCOME:
Interest....................................................................................................  $         25,182
                                                                                                              ----------------
   Total investment income..................................................................................            25,182
                                                                                                              ----------------

EXPENSES:
Investment advisory fees....................................................................................             7,304
                                                                                                              ----------------
   Total expenses...........................................................................................             7,304
   Fees waived by the investment advisor....................................................................            (1,686)
                                                                                                              ----------------
   Net expenses.............................................................................................             5,618
                                                                                                              ----------------
NET INVESTMENT INCOME (LOSS)................................................................................            19,564
                                                                                                              ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments.....................................................................           (17,501)
Net change in unrealized appreciation (depreciation) on investments.........................................            36,686
                                                                                                              ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................................            19,185
                                                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................................  $         38,749
                                                                                                              ================

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 11

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                               FOR THE PERIOD
                                                                                                                6/20/17 (a)
                                                                                                                  THROUGH
                                                                                                                 7/31/2017
                                                                                                              ----------------
OPERATIONS:
Net investment income (loss)................................................................................  $         19,564
Net realized gain (loss)....................................................................................           (17,501)
Net change in unrealized appreciation (depreciation)........................................................            36,686
                                                                                                              ----------------
Net increase (decrease) in net assets resulting from operations.............................................            38,749
                                                                                                              ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................................           (19,150)
Return of capital...........................................................................................              (850)
                                                                                                              ----------------
Total distributions to shareholders.........................................................................           (20,000)
                                                                                                              ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................................................................        10,010,100
Cost of shares redeemed.....................................................................................                --
                                                                                                              ----------------
Net increase (decrease) in net assets resulting from shareholder transactions...............................        10,010,100
                                                                                                              ----------------
Total increase (decrease) in net assets.....................................................................        10,028,849

NET ASSETS:
Beginning of period.........................................................................................                --
                                                                                                              ----------------
End of period...............................................................................................  $     10,028,849
                                                                                                              ================
Accumulated net investment income (loss) at end of year.....................................................  $            412
                                                                                                              ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................................................................                --
Shares sold.................................................................................................           200,002
                                                                                                              ----------------
Shares outstanding, end of period...........................................................................           200,002
                                                                                                              ================

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 12                 See Notes to Financial Statements

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                   FOR THE PERIOD
                                                    6/20/17 (a)
                                                      THROUGH
                                                     7/31/2017
                                                   --------------
Net asset value, beginning of period ...........     $    50.00
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................           0.10
Net realized and unrealized gain (loss) ........           0.14
                                                     ----------
Total from investment operations ...............           0.24
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................          (0.10)
Return of capital...............................          (0.00) (b)
                                                     ----------
Total distributions.............................          (0.10)
                                                     ----------
Net asset value, end of period .................     $    50.14
                                                     ==========
TOTAL RETURN (c)................................           0.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........     $   10,029
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...           0.65% (d)
Ratio of net expenses to average net assets.....           0.50% (d)
Ratio of net investment income (loss) to
   average net assets ..........................           1.74% (d)
Portfolio turnover rate (e).....................             22%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eleven funds that are currently offering shares. This report covers the First Trust California Municipal High Income ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker "FCAL" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security; and

      10)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended July 31, 2017, was as follows:

Distributions paid from:

Ordinary income....................................  $       --
Long-term capital gains............................          --
Tax-exempt income..................................      19,150
Return of capital..................................         850

As of July 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................  $      412
Accumulated capital and other losses...............     (17,499)
Net unrealized appreciation (depreciation).........      36,686

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders "exempt dividends" as defined in the Internal Revenue Code.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2017 remains open to federal and state audit. As of July 31, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2017, the Fund had $17,499 of non-expiring capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended July 31, 2017, the Fund had no net ordinary losses.

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended July 31, 2017, the adjustments for the Fund were as follows:

                  Accumulated        Accumulated
                      Net            Net Realized
                   Investment        Gain (Loss)          Paid-in
                 Income (Loss)      on Investments        Capital
                ----------------   ----------------   ----------------
                     $ (2)               $ 2                $ --

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a Fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust's Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until June 16, 2019. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after June 16, 2019. First Trust does not have the right to recover the fees waived. During the period ended July 31, 2017, the Advisor waived fees of $1,686.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee, and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period June 20, 2017 through July 31, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $11,570,935 and $2,071,132, respectively.

For the period June 20, 2017 through July 31, 2017, the Fund had no in-kind transactions.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500 plus ten basis points. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500 plus ten basis points. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 16, 2019.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                                 JULY 31, 2017

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On August 21, 2017, the Fund declared a distribution of $0.10 per share to shareholders of record on August 24, 2017, payable August 31, 2017.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND
III:

We have audited the accompanying statement of assets and liabilities of First Trust California Municipal High Income ETF, a series of the First Trust Exchange-Traded Fund III (the "Trust"), including the portfolio of investments, as of July 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period June 20, 2017 (commencement of operations) through July 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust California Municipal High Income ETF as of July 31, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period June 20, 2017 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2017, the following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement. The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2017:


            Federal and State Income Tax           Percentages
           ------------------------------         --------------
            Tax-Exempt Interest Dividends             95.75%
            Alternative minimum tax (AMT)              0.00%


                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal and state alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALIFORNIA MUNICIPAL SECURITIES RISK. Because the Fund invests predominantly in California municipal securities, events in California are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of California. A negative change in any one of these or other areas could affect the ability of California municipal issuers to meet their obligations. Moreover, certain risks specific to California threaten the state's fiscal condition. Specifically, provisions of the California Constitution and state statutes limit the taxing and spending authority of California governmental entities, which may impair the ability of California issuers to pay principal and/or interest on their obligations. California has major concentrations in high technology, trade, entertainment, manufacturing, government, tourism, construction and services, and may be sensitive to economic problems affecting those industries. California's economy may also be affected by natural disasters, such as earthquakes or fires.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by the Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to TOBs sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if the Fund was to hold inverse floaters issued by custodial receipt trusts, the Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DISTRESSED SECURITIES RISK. Distressed municipal securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, the Fund will not receive interest payments from the Distressed Municipal Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Municipal Security, the Fund may lose its entire investment in such Distressed Municipal Security.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed for cash, or in certain circumstances, in-kind, in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

INDUSTRIAL DEVELOPMENT BOND RISK. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port and parking facilities. To the extent that the industrial development sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrial development sector. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Investments in inverse floating rate securities issued by TOB trusts create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on its exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bidask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Shares of the Fund could decline in value or underperform other investments.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL SECURITIES MARKET LIQUIDITY RISK. Inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

POLITICAL AND ECONOMIC RISK. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund primarily purchases municipal bonds from California or U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations.

PRE-REFUNDED BONDS RISK. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as "escrowed-to-maturity bonds," to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded municipal bonds held by the Fund may subject the Fund to interest rate risk, market risk and credit risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if the Fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

PRIVATE ACTIVITY BONDS RISK. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond and the issuing authority ordinarily does not pledge its full faith, credit and taxing power for repayment. The private enterprise can have a substantially different credit profile than the municipality or public authority. The private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the use of the private activity project or the project itself. The Fund's private activity bond holdings also may pay interest subject to the alternative minimum tax.

PUERTO RICAN MUNICIPAL SECURITIES RISK. The Fund may invest in bonds of municipal issuers located in Puerto Rico. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund's holdings in Puerto Rican municipal obligations. The Puerto Rican economy is reliant on manufacturing, services and tourism, and its economy and financial operations parallel the economic cycles of the United States. Economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Puerto Rican financial difficulties potentially could lead to less liquidity, wider yield spreads over benchmark U.S. government securities, and greater risk of default for Puerto Rican municipal securities, and consequently may adversely affect the value of the Fund's investments in Puerto Rico and the Fund's investment performance.

STATE-SPECIFIC AND U.S. TERRITORIES' CONCENTRATION RISK. The Fund will be less diversified geographically than a fund investing across many states and therefore has greater exposure to adverse economic and political changes in California and Puerto Rico.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax and California income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the Nasdaq rule change pursuant to Rule 19b-4 under the Securities Exchange Act of 1934, as amended (the "1934 Act"), approved by the SEC, and cannot bring itself into compliance within a reasonable period after discovering the matter, Nasdaq may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

                        INVESTMENT MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of the First Trust California Municipal High Income ETF (the "Fund"), for an initial two-year term at a meeting held on June 11-12, 2017. The Board determined that the Agreement is in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; the estimated expenses of the Fund as compared to expense ratios of the funds in the MPI Peer Group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of the Fund's shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF not designed to track the performance of an index, and that investment decisions will be the primary responsibility of the Advisor's Municipal Securities Team. At the meeting, the Board received a presentation from one of the portfolio managers and was able to ask questions about the proposed investment strategy for the Fund and the Advisor's liquidity management techniques. The Board considered the background and experience of the members of the Municipal Securities Team. The Board considered the Advisor's statement that it applies the same oversight model internally with its Municipal Securities Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board considered the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives and policies. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

The Board considered the proposed unitary fee rate payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor had agreed to waive a portion of its unitary fee in an amount equal to 0.15% of the Fund's average daily net assets for an initial period of two years. The Board received and reviewed information for the Fund showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund's MPI Peer Group included peer funds that pay a unitary fee and because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund (after fee waivers) was above the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to the MPI Peer Group, the Board discussed with representatives of the Advisor how the MPI Peer Group was assembled and the limitations in creating peer groups for actively-managed ETFs, including the limited number of actively-managed ETFs investing in municipal securities, that there are no actively-managed ETFs investing in high yield municipal securities and that two of the four peer funds in the Fund's MPI Peer Group were index-based ETFs. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Fund and other clients that limited their comparability. The Board noted that the Advisor manages another actively-managed municipal ETF in the First Trust fund complex that pays a unitary fee equal to an annual rate of 0.65% of its average daily net assets of which the Advisor currently waives 0.15%. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement for the Fund to the Advisor. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Fund and the Advisor's compensation for fund reporting services to be provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which would be paid from the unitary fee. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                     TERM OF OFFICE                                             THE FIRST TRUST    DIRECTORSHIPS
    NAME, ADDRESS,                   AND YEAR FIRST                                              FUND COMPLEX     HELD BY TRUSTEE
   DATE OF BIRTH AND                   ELECTED OR               PRINCIPAL OCCUPATIONS             OVERSEEN BY       DURING PAST
POSITION WITH THE TRUST                 APPOINTED                DURING PAST 5 YEARS                TRUSTEE           5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o Indefinite Term     Physician, Officer, Wheaton Orthopedics;      148        None
c/o First Trust Advisors L.P.                           Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,             o Since Inception     Limited Partnership (June 1992 to December
  Suite 400                                             2016); Member, Sportsmed LLC (April 2007
Wheaton, IL 60187                                       to November 2015)
D.O.B.: 04/51

Thomas R. Kadlec, Trustee         o Indefinite Term     President, ADM Investor Services, Inc.        148        Director of ADM
c/o First Trust Advisors L.P.                           (Futures Commission Merchant)                            Investor Services,
120 E. Liberty Drive,             o Since Inception                                                              Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee          o Indefinite Term     President, Hibs Enterprises (Financial and    148        Director of Trust
c/o First Trust Advisors L.P.                           Management Consulting)                                   Company of
120 E. Liberty Drive,             o Since Inception                                                              Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee          o Indefinite Term     Managing Director and Chief Operating         148        Director of
c/o First Trust Advisors L.P.                           Officer (January 2015 to Present), Pelita                Covenant
120 E. Liberty Drive,             o Since Inception     Harapan Educational Foundation (Educational              Transport, Inc.
  Suite 400                                             Products and Services); President and Chief              (May 2003 to
Wheaton, IL 60187                                       Executive Officer (June 2012 to September                May 2014)
D.O.B.: 03/54                                           2014), Servant Interactive LLC (Educational
                                                        Products and Services); President and Chief
                                                        Executive Officer (June 2012 to September
                                                        2014), Dew Learning LLC (Educational
                                                        Products and Services); President (June 2002
                                                        to June 2012), Covenant College

-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,       o Indefinite  Term    Chief Executive Officer, First Trust          148        None
Chairman of the Board L.P.                              Advisors and First Trust Portfolios L.P.;
120 E. Liberty Drive,             o Since Inception     Chairman of the Board of Directors, BondWave
  Suite 400                                             LLC (Software Development Company) and
Wheaton, IL 60187                                       Stonebridge Advisors LLC
D.O.B.: 09/55

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)

                               POSITION AND               TERM OF OFFICE
     NAME, ADDRESS                OFFICES                  AND LENGTH OF                 PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH            WITH TRUST                    SERVICE                     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
-----------------------------------------------------------------------------------------------------------------------------------
James M. Dykas               President and Chief        o Indefinite Term       Managing Director and Chief Financial Officer
120 E. Liberty Drive,        Executive Officer                                  (January 2016 to Present), Controller (January 2011
  Suite 400                                             o Since January 2016    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                               to January 2016), First Trust Advisors L.P. and
D.O.B.: 01/66                                                                   First  Trust Portfolios L.P.; Chief Financial
                                                                                Officer (January 2016 to Present), BondWave LLC
                                                                                (Software Development Company) and Stonebridge
                                                                                Advisors LLC

Donald P. Swade              Treasurer, Chief           o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,        Financial Officer and                              President (April 2012 to July 2016), First Trust
  Suite 400                  Chief Accounting Officer   o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.; Vice
Wheaton, IL 60187                                                               President (September 2006 to April 2012),
D.O.B.: 08/72                                                                   Guggenheim Funds Investment Advisors, LLC and
                                                                                Claymore Securities, Inc.

W. Scott Jardine             Secretary and Chief        o Indefinite Term       General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,        Legal Officer                                      Trust Portfolios L.P.; Secretary and General
  Suite 400                                             o Since Inception       Counsel, BondWave LLC; Secretary, Stonebridge
Wheaton, IL 60187                                                               Advisors LLC
D.O.B.: 05/60

Daniel J. Lindquist          Vice President             o Indefinite Term       Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                           Vice President (September 2005 to July 2012), First
  Suite 400                                             o Since Inception       Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B: 02/70

Kristi A. Maher              Chief Compliance Officer   o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,        and Assistant Secretary                            and First Trust Portfolios L.P.
  Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66

Roger F. Testin              Vice President             o Indefinite Term       Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                           First Trust Portfolios L.P.
  Suite 400                                             o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland                  Vice President             o Indefinite Term       Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                           Vice President (August 2005 to September 2012),
  Suite 400                                             o Since Inception       First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                               L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                           JULY 31, 2017 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


May 2017

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $82,500 for the fiscal period August 24, 2016 through July 31, 2017.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal period August 24, 2016 through July 31, 2017.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal period August 24, 2016 through July 31, 2017.

      (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for the fiscal period August 24, 2016 through July 31, 2017.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal period August 24, 2016 through July 31, 2017.

      (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal period August 24, 2016 through July 31, 2017.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal period August 24, 2016 through July 31, 2017 for the Adviser and the Distributor.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:       Adviser and Distributor:
           ------------      ------------------------
              (b) 0%                  (b) 0%
              (c) 0%                  (c) 0%
              (d) 0%                  (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period August 24, 2016 through July 31, 2017 were $0 for the registrant, $44,000 for the registrant's investment adviser and $65,150 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund III
                   ------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 25, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 25, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 25, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.